UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-09417______

_______BlackRock Pennsylvania Strategic Municipal Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Pennsylvania Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—114.4%
			Multi-State—14.0%
A3	$ 4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	$ 4,287,760

			Pennsylvania—93.4%
AAA	2,150	[4]	Allegheny Cnty. Port Auth. RB, 6.125%, 3/01/09, MBIA	N/A	2,315,937
AAA	1,800	[4]	Allegheny Cnty. San. Auth. RB, 5.375%, 12/01/07, MBIA	N/A	1,883,268
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth. RB, Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,475,824
AAA	2,500	[5]	Delaware Cnty. Hlth. Facs. Auth. RB, Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,591,000
AAA	1,250		Delaware Cnty. Ind. Dev. Auth. RB, Wtr. Facs. Proj., 6.00%, 6/01/29, FGIC	06/09 @ 101	1,337,450
			Econ. Dev. Fin. Auth. RB,
A3	1,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31	05/11 @ 101	1,062,670
A3	1,000		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	1,065,900
NR6	1,000		Amtrak Proj., Ser. G, 5.125%, 12/01/15	No Opt. Call	976,940
			Higher Edl. Facs. Auth. RB,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,347,425
AA	140		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	150,147
A-	1,250		Montgomery Cnty. Ind. Dev. Auth. Retirement Cmnty. RB, 5.25%, 11/15/28	11/08 @ 101	1,256,525
AA	1,000		Pennsylvania St. Univ. RB, 5.00%, 9/01/35	09/15 @ 100	1,037,960
AAA	1,250		Philadelphia Arpt. Sys. RB, Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,284,163
AAA	1,250		Philadelphia Pkg. Auth. Pkg. RB, 5.625%, 9/01/18, FSA	09/09 @ 101	1,326,175
			Philadelphia Sch. Dist. GO,
AAA	2,800	[4]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	2,979,508
AAA	3,050		Ser. C, 5.75%, 3/01/29, MBIA	03/10 @ 100	3,273,016
AAA	2,250		Southeastern Trans. Auth. RB, 5.375%, 3/01/17, FGIC	03/07 @ 102	2,329,380
AAA	840		Washington Cnty. Auth. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	894,365

					28,587,653

			Puerto Rico—7.0%
			Pub. Fin. Corp. RB,
Aaa	1,495	[4]	Ser. E, 5.50%, 2/01/12	N/A	1,625,723
BBB-	505		Ser. E, 5.50%, 8/01/29	02/12 @ 100	529,790

					2,155,513

			Total Long-Term Investments (cost $32,790,251)		35,030,926

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—39.5%
			Pennsylvania—31.8%
A-1+	$ 2,000	[7]	Delaware Cnty. Ind. Dev. Auth. Arpt. Facs. RB, 3.09%, 4/03/06, FRDD	$ 2,000,000
A-1+	1,400	[7]	Emmaus Gen. Auth. RB, 3.18%, 4/05/06, FSA, FRWD	1,400,000
VMIGI	700	[7]	Higher Ed. Facs. Auth. RB, St. Sys. Higher Ed. Proj., Ser. A, 3.15%, 4/06/06, MBIA, FRWD	700,000
			Higher Edl. Asst. Agcy. RB,
VMIG1	500	[7]	3.20%, 4/05/06, AMBAC, FRWD	500,000
A-1+	1,400	[7]	Ser. A, 3.20%, 4/05/06, AMBAC, FRWD	1,400,000
VMIG1	1,200	[7]	Lehigh Cnty. Gen. Purp. Auth. RB, Lehigh Valley Hosp. Proj.,
			2.27%, 4/03/06, AMBAC, FRDD	1,200,000
A-1	1,200	[7]	South Fork Mun. Auth. Hosp. RB., Conemaugh Hlth Sys. Proj., Ser. A,
			3.03%, 4/03/06, MBIA, FRDD	1,200,000
VMIG1	1,325	[7]	Upper Merion Mun. Util. Auth. Swr. RB, 3.20%, 4/06/06, FRWD	1,325,000

				9,725,000

	Shares
	(000)

			MONEY MARKET FUNDS—7.7%
NR	1,500		AIM Tax Free Investment Co. Cash Reserve Portfolio	1,500,000
NR	850		SSgA Tax Free Money Mkt. Fund	850,000

				2,350,000

			Total Short-Term Investments (cost $12,075,000)	12,075,000

			Total Investments—153.9% (cost $44,865,2518)	$47,105,926
			Other assets in excess of liabilities—3.3%	1,018,255
			Preferred shares at redemption value, including dividends payable—(57.2)%	(17,502,780)

			Net Assets Applicable to Common Shareholders—100%	$30,621,401

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 14.0% of its net assets, with a current market value of $4,287,760, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is collateralized by U.S. Treasury obligations.
[6]	Security is deemed to be of investment grade quality by the investment advisor.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[8]	Cost for Federal income tax purposes is $44,812,550. The net unrealized appreciation on a tax basis is $2,293,376, consisting of $2,316,436 gross unrealized appreciation and $23,060 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	RAA	—	Radian Asset Assurance
FRWD	—	Floating Rate Weekly Demand	RB	—	Revenue Bond

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Pennsylvania Strategic Municipal Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006